Average Annual Total Returns{- Fidelity Ohio Municipal Money Market Fund} - 12.31 Fidelity Ohio Municipal Funds Combo PRO-11 - Fidelity Ohio Municipal Money Market Fund - Fidelity Ohio Municipal Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.02%	0.58%	0.30%